Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Contributions		$ 15,943,648	$ 27,650,352	$ 6,709,837
Redemptions		$ 33,810,970	$ 34,815,738	$ 44,390,927
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 2,206,086